Segmentation of key figures	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segmentation of key figures
3. Segmentation of key figures 2019, 2018 and 2017
The businesses of Novartis are divided operationally on a worldwide basis into two identified reporting segments: Innovative Medicines and Sandoz. In addition, we separately report Corporate activities.
Reporting segments are presented in a manner consistent with the internal reporting to the chief operating decision-maker, which is the Executive Committee of Novartis. The reporting segments are managed separately because they each research, develop, manufacture, distribute and sell distinct products that require differing marketing strategies.
The Executive Committee of Novartis is responsible for allocating resources and assessing the performance of the reporting segments.
The reporting segments are as follows:
Innovative Medicines researches, develops, manufactures, distributes and sells patented prescription medicines. The Innovative Medicines Division is organized into two global business units: Novartis Oncology and Novartis Pharmaceuticals. Novartis Oncology consists of the global business franchise Oncology, and Novartis Pharmaceuticals consists of the global business franchises Ophthalmology; Neuroscience; Immunology, Hepatology and Dermatology; Respiratory; Cardiovascular, Renal and Metabolism; and Established Medicines.
Sandoz develops, manufactures and markets finished dosage form medicines as well as intermediary products including active pharmaceutical ingredients. Sandoz is organized globally into three franchises: Retail Generics, Anti-Infectives and Biopharmaceuticals. In Retail Generics, Sandoz develops, manufactures and markets active ingredients and finished dosage forms of small molecule pharmaceuticals to third parties across a broad range of therapeutic areas, as well as finished dosage form of anti-infectives sold to third parties. In Anti-Infectives, Sandoz manufactures and supplies active pharmaceutical ingredients and intermediates, mainly antibiotics, for internal use by Retail Generics and for sale to third-party customers. In Biopharmaceuticals, Sandoz develops, manufactures and markets protein- or other biotechnology-based products, including biosimilars, and provides biotechnology manufacturing services to other companies.
Income and expenses relating to Corporate include the costs of the Group headquarters and those of corporate coordination functions in major countries. In addition, Corporate includes other items of income and expense that are not attributable to specific segments, such as certain revenues from intellectual property rights, certain expenses related to post-employment benefits, environmental remediation liabilities, charitable activities, donations and sponsorships. Usually, no allocation of Corporate items is made to the segments. As a result, Corporate assets and liabilities principally consist of net liquidity (cash and cash equivalents, marketable securities less financial debts), investments in associated companies, and current and deferred taxes and non-segment-specific environmental remediation and post-employment benefit liabilities.
Our divisions are supported by the Novartis Institutes for BioMedical Research, Global Drug Development, Novartis Technical Operations and Novartis Business Services organizations.
• The Novartis Institutes for BioMedical Research (NIBR) conducts research activities for the Innovative Medicines Division and also collaborates with Sandoz.
• The Global Drug Development organization oversees all drug development activities for our Innovative Medicines Division and collaborates with our Sandoz Division on development of its biosimilars portfolio.
• The Novartis Technical Operations organization manages our manufacturing operations across our Innovative Medicines and Sandoz Divisions.
• Novartis Business Services (NBS) is our shared services organization that delivers business support services across the Group, such as information technology, real estate and facility services, procurement, product lifecycle services, human resources, and financial reporting and accounting operations.
Following the February 28, 2019, shareholders’ approval of the spin-off of the Alcon business (refer to Notes 1, 2 and 30 for further details), the Group reported its consolidated financial statements for the current and prior years as “continuing operations” and “discontinued operations.”
Continuing operations comprise the activities of the Innovative Medicines and Sandoz Divisions, and the continuing Corporate activities.
Discontinued operations include the operational results from the Alcon eye care devices business and certain corporate activities attributable to the Alcon business prior to the spin-off, the gain on distribution of Alcon Inc. to Novartis AG shareholders, and certain other expenses related to the Distribution (refer to Notes 1, 2 and 30 for further details).
The accounting policies mentioned in Note 1 are used in the reporting of segment results. Inter-segmental sales are made at amounts that are considered to approximate arm’s length transactions. The Executive Committee of Novartis evaluates segmental performance and allocates resources among the segments based on a number of measures, including net sales, operating income and net operating assets. Segment net operating assets consist primarily of property, plant and equipment; right-of-use assets; intangible assets; goodwill; inventories; and trade and other operating receivables less operating liabilities.
Segmentation – consolidated income statements
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	2019	2018	2019	2018	2019	2018	2019	2018

Net sales to third parties from continuing operations	37 714	34 892	9 731	9 859			47 445	44 751

Sales to continuing and discontinued segments	783	741	141	177	– 871	– 836	53	82

Net sales from continuing operations	38 497	35 633	9 872	10 036	– 871	– 836	47 498	44 833

Other revenues	1 092	1 188	63	62	24	16	1 179	1 266

Cost of goods sold	– 10 050	– 9 870	– 5 334	– 5 530	959	890	– 14 425	– 14 510

Gross profit from continuing operations	29 539	26 951	4 601	4 568	112	70	34 252	31 589

Selling, general and administration	– 11 617	– 10 907	– 2 218	– 2 305	– 534	– 505	– 14 369	– 13 717

Research and development	– 8 152	– 7 675	– 1 250	– 814			– 9 402	– 8 489

Other income	1 586	977	167	505	278	147	2 031	1 629

Other expense	– 2 069	– 1 475	– 749	– 622	– 608	– 512	– 3 426	– 2 609

Operating income from continuing operations	9 287	7 871	551	1 332	– 752	– 800	9 086	8 403

Income from associated companies	1	1	2	5	656	6 432	659	6 438

Interest expense							– 850	– 932

Other financial income and expense							45	186

Income before taxes from continuing operations							8 940	14 095

Taxes							– 1 793	– 1 295

Net income from continuing operations							7 147	12 800

Net loss from discontinued operations before gain on distribution of Alcon Inc. to Novartis AG shareholders							– 101	– 186

Gain on distribution of Alcon Inc. to Novartis AG shareholders							4 691

Net income/(loss) from discontinued operations							4 590	– 186

Net income							11 737	12 614

Attributable to:
Shareholders of Novartis AG							11 732	12 611

Non-controlling interests							5	3

Included in net income from continuing operations are:
Interest income							245	292

Depreciation of property, plant and equipment	– 952	– 1 075	– 283	– 285	– 110	– 122	– 1 345	– 1 482

Depreciation of right-of-use assets [1]	– 247		– 41		– 17		– 305

Amortization of intangible assets	– 2 509	– 2 214	– 315	– 366	– 12	– 7	– 2 836	– 2 587

Impairment charges on property, plant and equipment, net	– 100	– 239	– 101	– 60	– 1	– 2	– 202	– 301

Impairment charges on intangible assets, net	– 632	– 592	– 506	– 249			– 1 138	– 841

Impairment charges and fair value changes on financial assets, net	18	107			20	– 113	38	– 6

Additions to restructuring provisions	– 229	– 395	– 165	– 32	– 98	– 94	– 492	– 521

Equity-based compensation of Novartis equity plans	– 761	– 645	– 67	– 53	– 239	– 220	– 1 067	– 918

[1] Depreciation of right-of-use assets recognized from January 1, 2019, the date of implementation of IFRS 16 leases. Notes 1 and 10 provide additional disclosures.

	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	2018	2017	2018	2017	2018	2017	2018	2017

Net sales to third parties from continuing operations	34 892	32 278	9 859	10 060			44 751	42 338

Sales to continuing and discontinued segments	741	668	177	118	– 836	– 743	82	43

Net sales from continuing operations	35 633	32 946	10 036	10 178	– 836	– 743	44 833	42 381

Other revenues	1 188	898	62	37	16	88	1 266	1 023

Cost of goods sold	– 9 870	– 8 650	– 5 530	– 5 800	890	817	– 14 510	– 13 633

Gross profit from continuing operations	26 951	25 194	4 568	4 415	70	162	31 589	29 771

Selling, general and administration	– 10 907	– 9 887	– 2 305	– 2 126	– 505	– 452	– 13 717	– 12 465

Research and development	– 7 675	– 7 615	– 814	– 774			– 8 489	– 8 389

Other income	977	1 027	505	204	147	691	1 629	1 922

Other expense	– 1 475	– 1 124	– 622	– 351	– 512	– 662	– 2 609	– 2 137

Operating income from continuing operations	7 871	7 595	1 332	1 368	– 800	– 261	8 403	8 702

Income from associated companies	1	– 1	5	23	6 432	1 086	6 438	1 108

Interest expense							– 932	– 750

Other financial income and expense							186	42

Income before taxes from continuing operations							14 095	9 102

Taxes							– 1 295	– 1 603

Net income from continuing operations							12 800	7 499

Net (loss)/income from discontinued operations							– 186	204

Net income							12 614	7 703

Attributable to:
Shareholders of Novartis AG							12 611	7 703

Non-controlling interests							3	0

Included in net income from continuing operations are:
Interest income							292	110

Depreciation of property, plant and equipment	– 1 075	– 916	– 285	– 270	– 122	– 117	– 1 482	– 1 303

Amortization of intangible assets	– 2 214	– 2 167	– 366	– 447	– 7	– 10	– 2 587	– 2 624

Impairment charges on property, plant and equipment, net	– 239	– 84	– 60	– 73	– 2		– 301	– 157

Impairment charges on intangible assets, net	– 592	– 591	– 249	– 61			– 841	– 652

Impairment charges and fair value changes on financial assets, net	107	– 42			– 113	– 185	– 6	– 227

Additions to restructuring provisions	– 395	– 122	– 32	– 61	– 94	– 3	– 521	– 186

Equity-based compensation of Novartis equity plans	– 645	– 593	– 53	– 52	– 220	– 208	– 918	– 853

Segmentation – consolidated balance sheets
	Innovative Medicines		Sandoz		Alcon[1]		Corporate (including eliminations)		Group

(USD millions)	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

Total assets	71 225	67 055	16 468	17 328		25 971	30 677	35 209	118 370	145 563

Total liabilities	– 15 332	– 13 056	– 3 804	– 3 377		– 1 964	– 43 683	– 48 474	– 62 819	– 66 871

Total equity									55 551	78 692

Net debt									15 938	16 184

Net operating assets	55 893	53 999	12 664	13 951		24 007			71 489	94 876

Included in assets and liabilities are:
Total property, plant and equipment	9 632	10 098	1 888	2 159		2 878	549	561	12 069	15 696

Additions to property, plant and equipment [2]	1 114	822	217	294		519	143	139	1 474	1 774

Total right-of-use assets [3]	1 487		136				54		1 677

Additions to right-of-use assets [2,3]	454		49				34		537

Total goodwill and intangible assets	46 336	44 593	8 892	9 712		19 578	83	130	55 311	74 013

Additions to goodwill and intangible assets [2]	647	1 265	68	107		196	52	24	767	1 592

Total investment in associated companies	128	81	7	7			8 509	8 264	8 644	8 352

Additions to investment in associated companies	44	18					11	11	55	29

Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments							11 446	15 964	11 446	15 964

Financial debts and derivative financial instruments							27 384	32 148	27 384	32 148

Current income tax and deferred tax liabilities							8 061	9 513	8 061	9 513

[1] From February 28, 2019, the Alcon Division was reported as discontinued operations (see Notes 1, 2 and 30). In accordance with IFRS, the December 31, 2018, consolidated balance sheet includes the assets and liabilities of the Alcon eye care devices business and certain Corporate assets and liabilities attributable to the Alcon business. Note 30 provides additional information on discontinued operations.

[2] Excluding the impact of business combinations.
[3] Total right-of-use assets and additions to right-of-use assets recognized in 2019 with the implementation of IFRS 16 Leases on January 1, 2019. See Notes 1 and 10 for additional disclosures.
The following table shows countries that accounted for more than 5% of at least one of the respective Group totals, as well as regional information for net sales for the years ended December 31, 2019, 2018 and 2017, and for selected non-current assets for the years ended December 31, 2019 and 2018:
	Net sales[1]						Total of selected non-current assets[2]

(USD millions)	2019	%	2018	%	2017	%	2019	%	2018	%

Country
Switzerland	848	2	795	2	780	2	33 032	43	41 972	43

United States	16 280	34	14 618	33	14 135	33	28 893	37	39 082	40

France	2 442	5	2 505	6	2 289	5	3 933	5	3 976	4

Germany	4 120	9	3 972	9	3 484	8	2 554	3	3 124	3

Japan	2 656	6	2 575	6	2 617	6	309		144

Other	21 099	44	20 286	44	19 033	46	8 980	12	9 763	10

Group	47 445	100	44 751	100	42 338	100	77 701	100	98 061	100

Region
Europe	17 933	38	17 259	39	15 760	37	46 103	59	55 913	57

Americas	19 713	41	18 032	39	17 485	41	29 389	38	39 082	40

Asia/Africa/Australasia	9 799	21	9 460	22	9 093	22	2 209	3	3 066	3

Group	47 445	100	44 751	100	42 338	100	77 701	100	98 061	100

[1] Net sales from operations by location of third-party customer
[2] Total of property, plant and equipment; goodwill; intangible assets; and investment in associated companies, and in 2019 right-of-use assets recognized with the implementation of IFRS 16 Leases on January 1, 2019. See Notes 1 and 10 for additional disclosures.

The Group’s largest, second-largest and third-largest customers account for approximately 23%, 17% and 10% of net sales, respectively (2018: 18%, 14% and 8%, respectively; 2017: 19%, 14% and 7%, respectively). All segments had sales to these customers in 2019, 2018 and 2017. No other customer accounted for 6% or more of net sales in any year.
The highest amounts of trade receivables outstanding were for these same three customers and amounted to 14%, 12% and 7%, respectively, of the trade receivables at December 31, 2019 (2018: 12%, 10% and 6%, respectively).
Segmentation – net sales by region [1]
	2019 USD m	2018 USD m	Change (2018 to 2019) USD %	2017 USD m	Change (2017 to 2018) USD %

Innovative Medicines
Europe	12 818	12 296	4	11 127	11

US	13 789	11 864	16	10 857	9

Asia/Africa/Australasia	8 458	8 097	4	7 702	5

Canada and Latin America	2 649	2 635	1	2 592	2

Total	37 714	34 892	8	32 278	8

Of which in Established Markets	28 573	26 258	9	24 174	9

Of which in Emerging Growth Markets	9 141	8 634	6	8 104	7

Sandoz
Europe	5 115	4 963	3	4 633	7

US	2 491	2 754	– 10	3 278	– 16

Asia/Africa/Australasia	1 341	1 363	– 2	1 391	– 2

Canada and Latin America	784	779	1	758	3

Total	9 731	9 859	– 1	10 060	– 2

Of which in Established Markets	7 111	7 233	– 2	7 383	– 2

Of which in Emerging Growth Markets	2 620	2 626	0	2 677	– 2

Group
Europe	17 933	17 259	4	15 760	10

US	16 280	14 618	11	14 135	3

Asia/Africa/Australasia	9 799	9 460	4	9 093	4

Canada and Latin America	3 433	3 414	1	3 350	2

Total	47 445	44 751	6	42 338	6

Of which in Established Markets	35 684	33 491	7	31 557	6

Of which in Emerging Growth Markets	11 761	11 260	4	10 781	4

[1] Net sales from operations by location of third-party customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

Innovative Medicines Division net sales by business franchise
	2019 USD m	2018 USD m	Change (2018 to 2019) USD %	2017 USD m	Change (2017 to 2018) USD %

Oncology
Tasigna	1 880	1 874	0	1 841	2

Sandostatin	1 585	1 587	0	1 612	– 2

Afinitor/Votubia	1 539	1 556	– 1	1 525	2

Promacta/Revolade	1 416	1 174	21	867	35

Tafinlar + Mekinist	1 338	1 155	16	873	32

Gleevec/Glivec	1 263	1 561	– 19	1 943	– 20

Jakavi	1 114	977	14	777	26

Exjade/Jadenu	975	1 099	– 11	1 059	4

Votrient	755	828	– 9	808	2

Kisqali	480	235	104	76	nm

Lutathera	441	167	164	0	nm

Kymriah	278	76	nm	6	nm

Piqray	116		nm		nm

Other	1 190	1 139	4	887	28

Total Novartis Oncology business unit	14 370	13 428	7	12 274	9

Ophthalmology
Lucentis	2 086	2 046	2	1 888	8

Travoprost Group	433	517	– 16	589	– 12

Xiidra	192		nm		nm

Beovu	35		nm		nm

Other	2 030	1 995	2	2 144	– 7

Total Ophthalmology	4 776	4 558	5	4 621	– 1

Immunology, Hepatology and Dermatology
Cosentyx	3 551	2 837	25	2 071	37

Ilaris	671	554	21	402	38

Other		1	nm	1	0

Total Immunology, Hepatology and Dermatology	4 222	3 392	24	2 474	37

Neuroscience
Gilenya	3 223	3 341	– 4	3 185	5

Zolgensma	361		nm		nm

Aimovig	103	8	nm		nm

Mayzent	26		nm		nm

Other	60	80	– 25	102	– 22

Total Neuroscience	3 773	3 429	10	3 287	4

	2019 USD m	2018 USD m	Change (2018 to 2019) USD %	2017 USD m	Change (2017 to 2018) USD %

Respiratory
Xolair [1]	1 173	1 039	13	920	13

Ultibro Breezhaler	427	454	– 6	411	10

Seebri Breezhaler	121	148	– 18	151	– 2

Onbrez Breezhaler	82	101	– 19	112	– 10

Other	22	25	– 12	23	9

Total Respiratory	1 825	1 767	3	1 617	9

Cardiovascular, Renal and Metabolism
Entresto	1 726	1 028	68	507	103

Other	24	22	9	17	29

Total Cardiovascular, Renal and Metabolism	1 750	1 050	67	524	100

Established Medicines
Galvus Group	1 297	1 284	1	1 233	4

Diovan Group	1 064	1 023	4	957	7

Exforge Group	1 025	1 002	2	960	4

Zortress/Certican	485	464	5	414	12

Neoral/Sandimmun(e)	419	463	– 10	488	– 5

Voltaren/Cataflam	417	445	– 6	465	– 4

Other	2 291	2 587	– 11	2 964	– 13

Total Established Medicines	6 998	7 268	– 4	7 481	– 3

Total Novartis Pharmaceuticals business unit	23 344	21 464	9	20 004	7

Total division net sales	37 714	34 892	8	32 278	8

[1] Net sales reflect Xolair sales for all indications.

nm = not meaningful
Top 20 Innovative Medicines Division product net sales – 2019
Brands	Business franchise	Indication	US USD m	Rest of world USD m	Total USD m

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis and psoriatic arthritis	2 220	1 331	3 551

Gilenya	Neuroscience	Relapsing multiple sclerosis	1 736	1 487	3 223

Lucentis	Ophthalmology	Age-related macular degeneration		2 086	2 086

Tasigna	Oncology	Chronic myeloid leukemia	804	1 076	1 880

Entresto	Cardiovascular, Renal and Metabolism	Chronic heart failure	925	801	1 726

Sandostatin	Oncology	Carcinoid tumors and acromegaly	881	704	1 585

Afinitor/Votubia	Oncology	Breast cancer/TSC	1 003	536	1 539

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	691	725	1 416

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic and adjuvant melanoma; advanced non-small cell lung cancer (NSCLC)	481	857	1 338

Galvus Group	Established Medicines	Diabetes		1 297	1 297

Gleevec/Glivec	Oncology	Chronic myeloid leukemia and GIST	334	929	1 263

Xolair [1]	Respiratory	Severe Allergic Asthma (SAA) and Chronic Spontaneous Urticaria (CSU)		1 173	1 173

Jakavi	Oncology	Myelofibrosis (MF), polycytomia vera (PV)		1 114	1 114

Diovan Group	Established Medicines	Hypertension	86	978	1 064

Exforge Group	Established Medicines	Hypertension	13	1 012	1 025

Exjade/Jadenu	Oncology	Chronic iron overload	450	525	975

Votrient	Oncology	Renal cell carcinoma	332	423	755

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	304	367	671

Zortress/Certican	Established Medicines	Transplantation	169	316	485

Kisqali	Oncology	HR+/HER2- metastatic breast cancer	250	230	480

Top 20 products total			10 679	17 967	28 646

Rest of portfolio			3 110	5 958	9 068

Total division sales			13 789	23 925	37 714

[1] Net sales reflect Xolair sales for all indications.
Top 20 Innovative Medicines Division produ ct net sales – 2018
Brands	Business franchise	Indication	US USD m	Rest of world USD m	Total USD m

Gilenya	Neuroscience	Relapsing multiple sclerosis	1 765	1 576	3 341

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis and psoriatic arthritis	1 674	1 163	2 837

Lucentis	Ophthalmology	Age-related macular degeneration		2 046	2 046

Tasigna	Oncology	Chronic myeloid leukemia	806	1 068	1 874

Sandostatin	Oncology	Carcinoid tumors and acromegaly	817	770	1 587

Gleevec/Glivec	Oncology	Chronic myeloid leukemia and GIST	440	1 121	1 561

Afinitor/Votubia	Oncology	Breast cancer/TSC	929	627	1 556

Galvus Group	Established Medicines	Diabetes		1 284	1 284

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	581	593	1 174

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic and adjuvant melanoma; advanced non-small cell lung cancer (NSCLC)	457	698	1 155

Exjade/Jadenu	Oncology	Chronic iron overload	521	578	1 099

Xolair [1]	Respiratory	Severe Allergic Asthma (SAA) and Chronic Spontaneous Urticaria (CSU)		1 039	1 039

Entresto	Cardiovascular, Renal and Metabolism	Chronic heart failure	556	472	1 028

Diovan Group	Established Medicines	Hypertension	84	939	1 023

Exforge Group	Established Medicines	Hypertension	19	983	1 002

Jakavi	Oncology	Myelofibrosis (MF), polycytomia vera (PV)		977	977

Votrient	Oncology	Renal cell carcinoma	404	424	828

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	262	292	554

Travoprost Group	Ophthalmology	Reduction of elevated intraocular pressure	194	323	517

Zortress/Certican	Established Medicines	Transplantation	145	319	464

Top 20 products total			9 654	17 292	26 946

Rest of portfolio			2 210	5 736	7 946

Total division sales			11 864	23 028	34 892

[1] Net sales reflect Xolair sales for all indications.

Top 20 Innovative Medicines Division product net sales – 2017
Brands	Business franchise	Indication	US USD m	Rest of world USD m	Total USD m

Gilenya	Neuroscience	Relapsing multiple sclerosis	1 709	1 476	3 185

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis and psoriatic arthritis	1 275	796	2 071

Gleevec/Glivec	Oncology	Chronic myeloid leukemia and GIST	627	1 316	1 943

Lucentis	Ophthalmology	Age-related macular degeneration		1 888	1 888

Tasigna	Oncology	Chronic myeloid leukemia	810	1 031	1 841

Sandostatin	Oncology	Carcinoid tumors and acromegaly	832	780	1 612

Afinitor/Votubia	Oncology	Breast cancer/TSC	819	706	1 525

Galvus Group	Established Medicines	Diabetes		1 233	1 233

Exjade/Jadenu	Oncology	Chronic iron overload	515	544	1 059

Exforge Group	Established Medicines	Hypertension	28	932	960

Diovan Group	Established Medicines	Hypertension	87	870	957

Xolair [1]	Respiratory	Severe Allergic Asthma (SAA) and Chronic Spontaneous Urticaria (CSU)		920	920

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic and adjuvant melanoma; advanced non-small cell lung cancer (NSCLC)	339	534	873

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	446	421	867

Votrient	Oncology	Renal cell carcinoma	407	401	808

Jakavi	Oncology	Myelofibrosis (MF), polycytomia vera (PV)		777	777

Travoprost Group	Ophthalmology	Reduction of elevated intraocular pressure	216	373	589

Entresto	Cardiovascular, Renal and Metabolism	Chronic heart failure	297	210	507

Neoral/Sandimmun(e)	Immunology, Hepatology and Dermatology	Transplantation	38	450	488

Voltaren/Cataflam	Established Medicines	Inflammation/pain		465	465

Top 20 products total			8 445	16 123	24 568

Rest of portfolio			2 412	5 298	7 710

Total division sales			10 857	21 421	32 278

[1] Net sales reflect Xolair sales for all indications.

Sandoz Division net sales by business franchise
	2019 USD m	2018 USD m	Change (2018 to 2019) USD %	2017 USD m	Change (2017 to 2018) USD %

Retail Generics [1]	7 590	7 880	– 4	8 409	– 6

Biopharmaceuticals	1 607	1 436	12	1 135	27

Anti-Infectives	534	543	– 2	516	5

Total division net sales	9 731	9 859	– 1	10 060	– 2

[1] Of which USD 784 million (2018: USD 826 million; 2017: USD 880 million) represents anti-infectives sold under the Sandoz name
The product portfolio of Sandoz is widely spread in 2019, 2018 and 2017.
Segmentation – other revenue
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	2019	2018	2019	2018	2019	2018	2019	2018

Profit-sharing income	732	874	2	3			734	877

Royalty income	104	162	19	10	24	16	147	188

Milestone income	201	128	30	45			231	173

Other [1]	55	24	12	4			67	28

Total other revenues	1 092	1 188	63	62	24	16	1 179	1 266

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	2018	2017	2018	2017	2018	2017	2018	2017

Profit-sharing income	874	648	3	4			877	652

Royalty income	162	186	10	24	16	88	188	298

Milestone income	128	28	45				173	28

Other [1]	24	36	4	9			28	45

Total other revenues	1 188	898	62	37	16	88	1 266	1 023

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.